Schedule of assets measured at fair value on recurring basis (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Marketable Securities [Line Items]
Investments in fund, Cost Basis	$ 7,969,910
Investments in fund, Carrying Value	7,930,000
Unrealized gain (loss) on investments in fund	(39,910)
Fund [Member]
Marketable Securities [Line Items]
Investments in fund, Cost Basis	7,969,910
Investments in fund, Carrying Value	7,930,000
Unrealized gain (loss) on investments in fund	$ (39,910)